REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-management directors
Disclosure of transactions between related parties [line items]
Fees earned and salary	$ 3	$ 2	$ 2
Senior management
Disclosure of transactions between related parties [line items]
Fees earned and salary	3	3	3
Common stock option based awards	10	9	7
Annual incentive plans	5	5	2
Long-term incentive plans	17	15	6
Total	$ 35	$ 32	$ 18